FINANCIAL DEBT WITH THIRD PARTIES	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Disclosure of debt instruments [text block]

17) FINANCIAL DEBT WITH THIRD PARTIES

Details of debt with third parties at December 31, 2018 and 2019 are as follow:

	Thousands of U.S. dollars
	2018	2019
Senior Secured Notes	390,507	490,012
Brazilian bonds—Debentures	11,163	-
Bank borrowing	4,387	748
Lease liabilities	2,369	142,738
Total non-current	408,426	633,498
Senior Secured Notes	9,528	11,910
Brazilian bonds—Debentures	3,545	-
Bank borrowing	35,111	23,180
Lease liabilities	3,158	52,027
Total current	51,342	87,117
TOTAL DEBT WITH THIRD PARTIES	459,768	720,615

Senior Secured Notes

On August 10, 2017, Atento Luxco 1 S.A., closed an offering of 400,000 thousand U.S. dollars aggregate principal amount of 6.125% Senior Secured Notes due 2022 in a private placement transaction. The notes are due in August 2022. The 2022 Senior Secured Notes are guaranteed on a senior secured basis by certain of Atento’s wholly owned subsidiaries. The issuance costs of 11,979 thousand U.S. dollars related to this new issuance are recorded at amortized cost using the effective interest method.

On April 4, 2019, Atento Luxco 1 S.A., closed an offering of an additional $100.0 million in aggregate principal amount of its 6.125% Senior Secured Notes due 2022 (the "Additional Notes"). The Additional Notes were offered as additional notes under the indenture, dated as of August 10, 2017, pursuant to which the Issuer previously issued $400.0 million aggregate principal amount of its 6.125% Senior Secured Notes due 2022 (the "Existing Notes"). The Additional Notes and the Existing Notes are treated as the same series for all purposes under the indenture and collateral agreements, each as amended and supplemented, that govern the Existing Notes and the Additional Notes.

The terms of the Indenture governing the 2022 Senior Secured Notes, among other things, limit, in certain circumstances, the ability of Atento Luxco 1 and its restricted subsidiaries to: incur certain additional indebtedness; make certain dividends, distributions, investments and other restricted payments; sell the property or assets to another person; incur additional liens; guarantee additional debt; and enter into transaction with affiliates. As of December 31, 2019, we were in compliance with these covenants. The outstanding amount on December 31, 2019 is 501,922 thousand U.S. dollars.

All interest payments are made on a half yearly basis.

The fair value of the Senior Secured Notes, calculated on the basis of their quoted price at December 31, 2019, is 497,307 thousand U.S. dollars.

The fair value hierarchy of the Senior Secured Notes is Level 1 as the fair value is based on the quoted market price at the reporting date.

Details of the corresponding debt at each reporting date are as follow:

		Thousands of U.S. dollars
		2018			2019
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2022	U.S. dollar	390,507	9,528	400,035	490,012	11,910	501,922

Debentures

On May 2, 2017, Atento Brasil S.A. entered into an indenture (“Second Brazilian Debenture”) for the issuance costs of 70,000 thousand Brazilian Reais (equivalent to approximately 22,096 thousand U.S. dollars) of Brazilian Debentures due April 25, 2023. The Second Brazilian Debenture bear interest at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interbank Deposits (as such rate is disclosed by CETIP S.A – Mercados Organizados (“CETIP”) in the daily release available on its web page, plus a spread of 3.75%. The amortization schedule is: April 25, 2018: 9.1%; October 25, 2018: 9.1%; April 25, 2019: 9.1%; October 25, 2019: 9.1%; April 25, 2020: 9.1%; October 25, 2020: 9.1%; April 25, 2021: 9.1%; October 25, 2021: 9.1%; April 25, 2022: 9.1%; October 25, 2022: 9.1%; April 25, 2023: 9,0%.

On April 15, 2019, Atento Brasil S.A. repaid in advance of the maturity date all the outstanding amount. The amount repaid was BRL57.3 million (equivalent to $15.3 million) plus interest accrued of BRL 2.7 million (equivalent to $0.7 million) and BRL0.3 million (equivalent to $0.1 million) of penalty fee due to early repayment.

		Thousands of U.S. dollars
		2018			2019
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2023	Brazilian Reais	16,797	4,258	21,055	11,163	3,545	14,708

The fair value as of December 31, 2018 calculated based on discounted cash flow is 15,643 thousand U.S. dollars.

Bank borrowings

On February 3, 2014, Atento Brasil S.A. entered into a credit agreement with Banco Nacional de Desenvolvimento Econômico e Social - BNDES (“BNDES”) in an aggregate principal amount of 300,000 thousand Brazilian Reais (the “BNDES Credit Facility”), equivalent to 109,700 thousand U.S. dollars as of as of each disbursement date.

The total amount of the BNDES Credit Facility is divided into five tranches subject to the following interest rates:

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

Each tranche intends to finance different purposes, as described below:

• Tranche A and B: investments in workstations, infrastructure, technology, services and software development, marketing and commercialization, within the scope of BNDES program – BNDES Prosoft.

• Tranche C: IT equipment acquisition, covered by law 8.248/91, with national technology, necessary to execute the project described on tranches “A” and “B”.

• Tranche D: acquisitions of domestic machinery and equipment, within the criteria of FINAME, necessary to execute the project described on tranches “A” and “B”.

• Tranche E: investments in social projects to be executed by Atento Brasil S.A.

	(Thousands of U.S. dollars)
Date	Tranche A	Tranche B	Tranche C	Tranche D	Tranche E	Total
March 27, 2014	11,100	5,480	7,672	548	-	24,800
April 16, 2014	4,714	2,357	3,300	236	-	10,607
July 16, 2014	-	-	-	-	270	270
August 13, 2014	27,584	3,013	4,430	477	-	35,504
Subtotal 2014	43,398	10,850	15,402	1,261	270	71,181
March 26, 2015	5,753	1,438	2,042	167	-	9,400
April 17, 2015	12,022	3,006	4,266	349	-	19,643
December 21, 2015	7,250	1,807	-	-	177	9,234
Subtotal 2015	25,025	6,251	6,308	516	177	38,277
October 27, 2016	-	-	-	-	242	242
Subtotal 2016	-	-	-	-	242	242
Total	68,423	17,101	21,710	1,777	689	109,700

BNDES releases amounts under the credit facility once the debtor met certain requirements in the contract including delivering the guarantee (stand-by letter) and demonstrating the expenditure related to the project. Since the beginning of the credit facility, the following amounts were released:

This facility should be repaid in 48 monthly installments. The first payment was made on March 15, 2016 and the last payment will be due on February 15, 2020.

The BNDES Credit Facility contains covenants that restrict Atento Brasil S.A.’s ability to transfer, assign, change or sell the intellectual property rights related to technology and products developed by Atento Brasil S.A. with the proceeds from the BNDES Credit Facility. As of December 31, 2019, Atento Brasil S.A. was in compliance with these covenants. The BNDES Credit Facility does not contain any other financial maintenance covenant.

The BNDES Credit Facility contains customary events of default including the following: (i) reduction of the number of employees without providing program support for outplacement, as training, job seeking assistance and obtaining preapproval of BNDES; (ii) existence of unfavorable court decision against the Company for the use of children as workforce, slavery or any environmental crimes and (iii) inclusion in the bylaws of Atento Brasil S.A. of any provision that restricts Atento Brasil S.A’s ability to comply with its financial obligations under the BNDES Credit Facility.

On September 26, 2016, Atento Brasil S.A. entered into a new credit agreement with BNDES in an aggregate principal amount of 22,000 thousand Brazilian Reais, equivalent to 5,458 thousand U.S. dollars as of December 31, 2019. The interest rate of this facility is Long-Term Interest Rate (Taxa de Juros de Longo Prazo - TJLP) plus 2.0% per annum. The facility should be repaid in 48 monthly installments. The first payment was due on November 15, 2018 and the last payment will be due on October 15, 2022. This facility is intended to finance an energy efficiency project to reduce power consumption by implementing new lightening, air conditioning and automation technology. On November 24, 2017, 6,500 thousand Brazilian Reais (equivalent to 1,993 thousand U.S. dollars) were released under this facility.

As of December 31, 2019, the outstanding amount under BNDES Credit Facility was 1,158 thousand U.S. dollars.

The fair value as of December 31, 2019 calculated based on discounted cash flow is 1,077 thousand U.S. dollars.

On August 10, 2017, Atento Luxco 1 S.A. entered into a new Super Senior Revolving Credit Facility (the “Super Senior Revolving Credit Facility”) which provides borrowings capacity of up to 50,000 thousand U.S. dollars and will mature on February 10, 2022. Banco Bilbao Vizcaya Argentaria, S.A., as the agent, the Collateral Agent and BBVA Bancomer, S.A., Institución de Banca Múltiple, Grupo Financiero BBVA Bancomer, Morgan Stanley Bank N.A. and Goldman Sachs Bank USA are acting as arrangers and lenders under the Super Senior Revolving Credit Facility.

The Super Senior Revolving Credit Facility may be utilized in the form of multi-currency advances for terms of one, two, three or six months. The Super Senior Revolving Credit Facility bears interest at a rate per annum equal to LIBOR or, for borrowings in euro, EURIBOR or, for borrowings in Mexican Pesos, TIIE plus an opening margin of 4.25% per annum. The margin may be reduced under a margin ratchet to 3.75% per annum by reference to the consolidated senior secured net leverage ratio and the satisfaction of certain other conditions.

The terms of the Super Senior Revolving Credit Facility Agreement limit, among other things, the ability of the Issuer and its restricted subsidiaries to (i) incur additional indebtedness or guarantee indebtedness; (ii) create liens or use assets as security in other transactions; (iii) declare or pay dividends, redeem stock or make other distributions to stockholders; (iv) make investments; (v) merge, amalgamate or consolidate, or sell, transfer, lease or dispose of substantially all of the assets of the Issuer and its restricted subsidiaries; (vi) enter into transactions with affiliates; (vii) sell or transfer certain assets; and (viii) agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Issuer and its restricted subsidiaries. These covenants are subject to a number of important conditions, qualifications, exceptions and limitations that are described in the Super Senior Revolving Credit Facility Agreement.

The Super Senior Revolving Credit Facility Agreement includes a financial covenant requiring the drawn super senior leverage ratio not to exceed 0.35:1.00 (the “SSRCF Financial Covenant”). The SSRCF Financial Covenant is calculated as the ratio of consolidated drawn super senior facilities debt to consolidated pro forma EBITDA for the twelvemonth period preceding the relevant quarterly testing date and is tested quarterly on a rolling basis, subject to the Super Senior Revolving Credit Facility being at least 35% drawn (excluding letters of credit (or bank guarantees), ancillary facilities and any related fees or expenses) on the relevant test date. The SSRCF Financial Covenant only acts as a draw stop to new drawings under the Revolving Credit Facility and, if breached, will not trigger a default or an event of default under the Super Senior Revolving Credit Facility Agreement. The Issuer has four equity cure rights in respect of the SSRCF Financial Covenant prior to the termination date of the Super Senior Revolving Credit Facility Agreement, and no more than two cure rights may be exercised in any four consecutive financial quarters. As of December 31, 2019, we were in compliance with this covenant and no amounts were released under the Super Senior Revolving Credit Facility.

On September 14, 2017, Atento Luxco 1 S.A. and Atento Brasil S.A. entered into an Agreement for a Common Revolving Credit Facility Line with Santander Brasil, Estabelecimento Financeiro de Crédito S.A. in respect of a bi-lateral, multi-currency revolving credit facilities. Up to $20.0 million of commitments are available for the drawing of cash loans in Euro and Mexican Pesos (MXN). The original borrowers under this facility are Atento Teleservicios España, S.A.U and Atento Servicios, S.A. de C.V. This facility is guaranteed by Atento Luxco 1 S.A. and Atento Brasil S.A. on a joint and several basis. This facility matures one year after the date of the Agreement. As of December 31, 2019, the outstanding amount under this facility was zero.

On March 5, 2018, Atento Brasil S.A. entered into an agreement with Banco ABC Brasil for an amount of 10,092 thousand U.S. dollars maturing on September 3, 2018 with an annual interest rate of 3.40%. In connection with the loan, Atento Brasil S.A. entered into a swap agreement through which it receives fixed interest rates in U.S. dollars, in the same amount of the loan agreement, and pays variable interest rate at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interbank Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 2.10% over 33,000 thousand Brazilian Reais. The total outstanding balance was paid on the due date.

On February 26, 2019, Atento Brasil S.A. entered into an agreement with Banco ABC Brasil for an amount of 7,052 thousand Euros maturing on August 26, 2019 with an annual interest rate of 2.33%. In connection with the loan, Atento Brasil S.A. entered into a swap agreement through which it receives fixed interest rates in EURO, in the same amount of the loan agreement, and pays variable interest rate at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interbank Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 2.20% over 30,000 thousand Brazilian Reais. The total outstanding balance was paid on the due date.

On August 20, 2019, Atento Brasil S.A. entered into an agreement with Banco ABC Brasil for an amount of 7,766 thousand Euros maturing on February 18, 2020 with an annual interest rate of 1.25%. In connection with the loan, Atento Brasil S.A. entered into a swap agreement through which it receives fixed interest rates in EURO, in the same amount of the loan agreement, and pays variable interest rate at a rate per annum equal to the average daily rate of the one day “over extragroup” – DI – Interbank Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 1.80% over 35,000 thousand Brazilian Reais. As of December 31, 2019, the outstanding balance was 8,739 thousand U.S. dollars.

On April 25, 2017, Atento Brasil S.A. entered into a bank credit certificate (cédula de crédito bancário) with Banco Santander (Brasil) S.A. in an aggregate principal amount of up to 80,000 thousand Brazilian reais (the “2017 Santander Bank Credit Certificate”), equivalent to approximately 20,646 thousand U.S. dollars as of December 31, 2018 The interest rate of the 2017 Santander Bank Credit Certificate equals to the average daily rate of the one day “over extra-group” – DI – Interbank Deposits (as such rate is disclosed by CETIP in the daily release available on its web page), plus a spread of 2.70% per annum. The 2017 Santander Bank Credit Certificate matures every 180 days and has been renewed ever since, with next maturity date on March 2020 for an aggregate principal amount up 90,000 thousand Brazilian reais, equivalent to 22,329 thousand U.S. dollars as of December 31, 2019. As of December 31, 2019, the outstanding balance was zero.

On October 16, 2017, Atento El Salvador S.A. de C.V. entered into an overdraft credit agreement with Banco de America Central S.A. (BAC) for an aggregate principal amount of up to 1,600 thousand U.S. dollars with a 1-year maturity, with an annual interest rate of 8.0% per annum. The facility was renewed in 2018 and 2019 in equal terms. As of December 31, 2019, the outstanding balance was 805 thousand U.S. dollars.

On March 13, 2019, Atento Brasil S.A. entered into a financing agreement with Banco Santander Brasil (“Risco Sacado”) for the annual Microsoft software licenses, for an amount of 23,254 thousand Brazilian reais, maturing on March 9, 2020, with an annual interest rate of 8.9% per annum. As of December 31, 2019, the outstanding balance was 5,769 thousand U.S. dollars.

On August 13, 2019, Atento Brasil S.A. entered into an overdraft credit line agreement with Banco do Brasil for an amount of 30,000 thousand Brazilian reais, maturing on October 26, 2019 with an annual interest rate of CDI plus 2.127% per annum. The total outstanding balance was renewed on equal terms, with next maturity date on April 28, 2020. As of December 31, 2019, the outstanding balance was 7,457 thousand U.S. dollars.

Financing activities

See below the changes in debt with third parties arising from financing activities:

2017	Thousands of U.S. dollars
	December 31, 2016	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2017
		New borrowing	Amortization

Senior Secured Notes	303,350	400,000	(300,000)	-	23,609	(23,361)	(5,252)	-	398,346
Brazilian bonds - Debentures	156,596	22,320	(162,591)	-	15,373	(15,331)	837	3,851	21,055
Lease liabilities	3,636	-	(2,816)	10,302	425	(425)	-	(624)	10,498
Other borrowings	71,353	52,145	(69,053)	-	5,485	(5,051)	-	1,513	56,392
Total	534,935	474,465	(534,460)	10,302	44,892	(44,168)	(4,415)	4,740	486,291

2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2018
		New borrowing	Amortization

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	2,245	(556)	400,035
Brazilian bonds - Debentures	21,055	-	(3,543)	-	1,809	(1,920)	(118)	(2,575)	14,708
Lease liabilities	10,498	-	(4,221)	-	856	(856)	-	(750)	5,527
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	1,347	39,498
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	2,127	(2,534)	459,768

2019	Thousands of U.S. dollars
	December 31, 2018	Cash flows from/(used in financing activities)		New leases/ IFRS 16	Interest accrued	Interest paid (*)	Amortization (addition) fees	Translation differences	December 31, 2019
		New borrowing	Amortization

Senior Secured Notes	400,035	100,170	-	-	29,779	(27,563)	(499)	-	501,922
Brazilian Debentures	14,708	-	(14,513)	-	441	(676)	(295)	335	-
Lease liabilities	5,527	-	(56,088)	211,981	18,307	(812)	-	15,850	194,765
Other borrowings	39,498	73,547	(86,966)	-	2,728	(2,258)	-	(2,621)	23,928
Total	459,768	173,717	(157,567)	211,981	51,255	(31,309)	(794)	13,564	720,615

(*) For the purposes of the statements of cash flows, it is classified as "interest paid" in operating activities.